CAPITAL AND FINANCIAL RISK MANAGEMENT - Changes in liabilities arising from financing activities (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Changes in liabilities arising from financing activities
Beginning balance	$ 1,840,936
Changes from Financing Cash Flows	(177,467)
Foreign Exchange	9,628
Other	12,419
Ending balance	1,685,516
Long-term debt
Changes in liabilities arising from financing activities
Beginning balance	1,724,108
Changes from Financing Cash Flows	(161,597)
Other	2,730
Ending balance	1,565,241
Lease obligations
Changes in liabilities arising from financing activities
Beginning balance	116,828
Changes from Financing Cash Flows	(15,870)
Foreign Exchange	9,628
Other	9,689
Ending balance	$ 120,275